Derivatives (Summary Of Impact Of Derivative Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Foreign Exchange Contracts [Member] | Other Non-Operating [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in operations	$ (2.3)	$ 0.8	$ 0.1